Income Taxes - Summary of Composition of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Tax loss carryforwards	$ 72,644	$ 84,386
Allowance for credit expected losses	5,528	6,068
Provisions and other assets	27,329	15,015
Property and equipment	1,301	1,355
Intangible assets	(3,959)	(5,879)
Others	4,560
Others		(369)
Total net deferred tax assets before valuation allowance	107,403	100,576
Less: Valuation allowance	(44,774)	(54,220)	$ (23,999)	$ (9,026)
Total net deferred tax assets after valuation allowance	$ 62,629	$ 46,356